Leases - Summary of Cash Flow Information Related to Operating Leases (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease right-of-use asset		$ 6,538	$ 7,577
Accrued rent		365	447
Total operating lease right-of-use asset, net		6,173	7,130
Short-term operating lease liabilities	[1]	2,562	3,157
Long-term operating lease liabilities	[2]	3,975	4,420
Total operating lease liabilities		6,538	7,577
Operating lease costs		866	3,201
Cash paid for amounts included in the measurement of operating lease liabilities		859	3,501
Right-of-use assets obtained in exchange for new lease obligations		$ 0	$ 7,655

[1]	Includes related party operating lease liability of $1,251 and $1,298 at March 31, 2024 and December 31, 2023, respectively (see Note 12).
[2]	Includes related party operating lease liability of $3,975 and $4,414 at March 31, 2024 and December 31, 2023, respectively (see Note 12).